Property, Plant and Equipment, Net (Details) - Schedule of depreciation expense recorded in consolidated statements of operations and comprehensive loss - VIECO USA, Inc. [Member] - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	$ 9,192	$ 10,233
Cost of revenues [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	556
Research and development, net [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	1,202	7,921
Selling, general and administrative [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	$ 7,434	$ 2,312